Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2019

EMF-QTLY-0919
1.804872.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Bermuda - 1.1%
Credicorp Ltd. (United States)	228,432	$49,795,892
Brazil - 9.0%
Atacadao Distribuicao Comercio e Industria Ltda	6,856,700	42,059,912
BM&F BOVESPA SA	5,200,900	57,496,291
Equatorial Energia SA	1,845,500	45,698,049
Hapvida Participacoes e Investimentos SA (a)	1,069,800	11,717,384
Localiza Rent A Car SA	5,558,300	64,083,535
Lojas Renner SA	5,248,750	65,273,278
Notre Dame Intermedica Participacoes SA	4,959,100	56,785,324
Rumo SA (b)	8,977,100	51,561,841
Suzano Papel e Celulose SA	3,743,500	30,084,543

TOTAL BRAZIL		424,760,157

Cayman Islands - 14.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	1,443,700	249,918,907
Hansoh Pharmaceutical Group Co. Ltd. (a)	12,912,000	34,699,923
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	492,383	51,360,471
Shenzhou International Group Holdings Ltd.	3,732,900	51,486,824
Tencent Holdings Ltd.	6,466,000	301,270,165

TOTAL CAYMAN ISLANDS		688,736,290

Chile - 0.8%
Banco Santander Chile sponsored ADR	1,317,700	38,200,123
China - 11.1%
AVIC Jonhon OptronicTechnology Co. Ltd.	7,622,909	40,670,832
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	9,169,309	33,349,170
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	3,099,390	44,701,407
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	5,749,200	25,883,103
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	1,426,406	23,918,460
Kweichow Moutai Co. Ltd. (A Shares)	544,738	76,410,797
Midea Group Co. Ltd. (A Shares)	5,606,848	44,171,189
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,013,500	94,445,618
Shanghai International Airport Co. Ltd. (A Shares)	4,295,900	51,312,039
Shenzhen Inovance Technology Co. Ltd. (A Shares)	9,267,862	33,337,176
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	906,382	20,777,411
Wuliangye Yibin Co. Ltd. (A Shares)	1,767,550	30,711,222

TOTAL CHINA		519,688,424

France - 4.1%
Dassault Systemes SA	260,700	39,826,096
Hermes International SCA	55,658	39,223,094
Kering SA	68,508	35,606,108
LVMH Moet Hennessy Louis Vuitton SE	108,458	44,799,571
Pernod Ricard SA	198,000	34,861,533

TOTAL FRANCE		194,316,402

Hong Kong - 1.6%
AIA Group Ltd.	4,157,600	42,556,230
Hong Kong Exchanges and Clearing Ltd.	1,017,100	34,181,026

TOTAL HONG KONG		76,737,256

India - 14.1%
Asian Paints Ltd.	1,983,145	43,628,809
Axis Bank Ltd.	5,839,700	56,917,907
HDFC Bank Ltd.	1,552,097	50,562,577
Housing Development Finance Corp. Ltd.	3,028,746	92,994,702
Infosys Ltd. sponsored ADR	4,741,000	53,668,120
Kotak Mahindra Bank Ltd.	3,068,348	67,461,874
Page Industries Ltd.	137,400	36,065,530
Petronet LNG Ltd.	11,726,800	40,140,308
Power Grid Corp. of India Ltd.	15,234,000	46,509,203
Reliance Industries Ltd.	5,665,618	95,384,389
Tata Consultancy Services Ltd.	2,438,900	77,962,409

TOTAL INDIA		661,295,828

Indonesia - 2.9%
PT Bank Central Asia Tbk	36,804,400	80,799,586
PT Bank Rakyat Indonesia Tbk	168,761,500	53,476,802

TOTAL INDONESIA		134,276,388

Israel - 0.0%
Tel Aviv Stock Exchange Ltd.	339,000	685,443
Japan - 1.6%
Hoya Corp.	522,600	40,375,522
Keyence Corp.	62,600	36,326,298

TOTAL JAPAN		76,701,820

Korea (South) - 3.8%
Samsung Electronics Co. Ltd.	4,781,187	180,334,628
Netherlands - 2.8%
ASML Holding NV (Netherlands)	229,500	51,138,144
Unilever NV	622,700	36,093,954
Yandex NV Series A (b)	1,154,200	45,267,724

TOTAL NETHERLANDS		132,499,822

Philippines - 1.9%
Ayala Land, Inc.	54,738,900	53,309,179
SM Prime Holdings, Inc.	50,842,000	36,305,065

TOTAL PHILIPPINES		89,614,244

Russia - 5.1%
Alrosa Co. Ltd.	30,346,600	38,858,524
Lukoil PJSC sponsored ADR	736,300	60,612,216
NOVATEK OAO GDR (Reg. S)	322,222	67,602,176
Sberbank of Russia	19,637,810	71,651,560

TOTAL RUSSIA		238,724,476

South Africa - 5.0%
Clicks Group Ltd.	2,787,400	39,587,835
FirstRand Ltd.	11,034,500	47,214,616
Naspers Ltd. Class N	599,912	146,234,723

TOTAL SOUTH AFRICA		233,037,174

Sweden - 0.7%
Hexagon AB (B Shares)	710,900	34,583,827
Switzerland - 0.7%
Sika AG	229,114	33,173,210
Taiwan - 5.8%
E.SUN Financial Holdings Co. Ltd.	54,603,678	45,425,887
Taiwan Semiconductor Manufacturing Co. Ltd.	27,786,000	228,210,505

TOTAL TAIWAN		273,636,392

United Arab Emirates - 1.0%
National Bank of Abu Dhabi PJSC	11,110,100	48,031,904
United Kingdom - 0.5%
Mondi PLC	1,144,441	24,839,220
United States of America - 7.4%
Adobe, Inc. (b)	144,000	43,035,840
Lam Research Corp.	167,500	34,942,175
MasterCard, Inc. Class A	160,900	43,808,243
MercadoLibre, Inc. (b)	56,300	34,985,946
Microsoft Corp.	185,800	25,318,966
Moody's Corp.	211,500	45,332,910
Thermo Fisher Scientific, Inc.	136,300	37,847,784
TransDigm Group, Inc. (b)	84,900	41,213,856
Visa, Inc. Class A	242,600	43,182,800

TOTAL UNITED STATES OF AMERICA		349,668,520

TOTAL COMMON STOCKS
(Cost $3,130,625,003)		4,503,337,440

Nonconvertible Preferred Stocks - 2.8%
Brazil - 2.8%
Itau Unibanco Holding SA	6,362,165	58,047,764
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,900,100	73,746,505
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $100,994,930)		131,794,269

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.43% (c)
(Cost $72,975,415)	72,960,822	72,975,415
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,304,595,348)		4,708,107,124
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,846,049)
NET ASSETS - 100%		$4,703,261,075

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,417,307 or 1.0% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,324,137
Fidelity Securities Lending Cash Central Fund	2,514,136
Total	$3,838,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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